12. Share-Based Compensation (Details - Common stock awards) - Common Stock Awards [Member] - shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Common stock awards outstanding, beginning balance	647,522	460,116
Common stock awards granted	1,135,280	3,432,190
Common stock awards issued	(1,027,535)	(3,244,784)
Common stock awards outstanding, ending balance	755,267	647,522